INCOME TAXES (Details 2)	12 Months Ended																							0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Canada	Dec. 31, 2012 Canada	Dec. 31, 2011 Canada	Dec. 31, 2013 Canada Canadian Solar Solutions Inc.	Dec. 31, 2012 Canada Canadian Solar Solutions Inc.	Dec. 31, 2011 Canada Canadian Solar Solutions Inc.	Dec. 31, 2012 Canada Canadian Solar Manufacturing (Ontario) Inc.	Dec. 31, 2011 Canada Canadian Solar Manufacturing (Ontario) Inc.	Dec. 31, 2013 United States Canadian Solar (USA) Inc.	Dec. 31, 2012 United States Canadian Solar (USA) Inc.	Dec. 31, 2011 United States Canadian Solar (USA) Inc.	Dec. 31, 2013 Japan Canadian Solar Japan K.K.	Dec. 31, 2012 Japan Canadian Solar Japan K.K.	Dec. 31, 2011 Japan Canadian Solar Japan K.K.	Dec. 31, 2013 Germany Canadian Solar EMEA GmbH	Dec. 31, 2012 Germany Canadian Solar EMEA GmbH	Dec. 31, 2011 Germany Canadian Solar EMEA GmbH	Dec. 31, 2013 Hong Kong HKSI	Dec. 31, 2012 Hong Kong HKSI	Dec. 31, 2011 Hong Kong HKSI	Jan. 02, 2008 PRC	Dec. 31, 2013 PRC CNY	Dec. 31, 2013 PRC CSI Solartronics (Changshu) Co., Ltd.	Dec. 31, 2013 PRC CSI Solar Technologies Inc.	Dec. 31, 2012 PRC CSI Solar Technologies Inc.	Dec. 31, 2011 PRC CSI Solar Technologies Inc.	Dec. 31, 2010 PRC CSI Solar Technologies Inc.	Dec. 31, 2013 PRC CSI Cells Co., Ltd.	Dec. 31, 2012 PRC CSI Cells Co., Ltd.	Dec. 31, 2011 PRC CSI Cells Co., Ltd.	Dec. 31, 2010 PRC CSI Cells Co., Ltd.	Dec. 31, 2009 PRC CSI Cells Co., Ltd.	Dec. 31, 2013 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2012 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2011 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2010 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2009 PRC Canadian Solar Manufacturing (Luoyang) Inc.	Dec. 31, 2013 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2012 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2011 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2010 PRC Canadian Solar Manufacturing (Changshu) Inc.	Dec. 31, 2013 PRC SZSP
Income Taxes
Federal and provincial income tax rate (as a percent)	27.00%	27.00%	28.00%	26.50%	26.50%	28.25%	26.50%	26.50%	28.25%	25.00%	26.50%
Income tax rate (as a percent)												38.10%	35.55%	40.03%	38.01%	40.69%	40.69%	33.00%	33.00%	33.00%	16.50%	16.50%	16.50%		25.00%	25.00%	25.00%	12.50%	12.50%	12.50%	25.00%	15.00%	12.50%	12.50%	12.50%	25.00%	25.00%	12.50%	12.50%	12.50%	25.00%	12.50%	12.50%	12.50%	25.00%
Current Tax, net	$ 11,683,643	$ 15,697,682	$ 21,126,626
Amount of interest and penalties accrued related to unrecognized tax benefits	4,191,070	3,561,524
Period of statute of limitations																									3 years
Period of statute of limitations under special circumstances																									5 years
Threshold for underpayment of income tax liability that is listed as a special circumstance																									100,000
Period of statute of limitations for transfer pricing related adjustment																									10 years
Transition period of the new EIT Law																								5 years
Changes to the company's liabilities for uncertain tax positions
Beginning balance	11,242,208	9,453,041	9,191,281
Addition for tax positions related to the current year	1,806,512	1,789,167	736,707
Reductions for tax positions from prior years/Statute of limitations expirations	(48,119)		(474,947)
Ending balance	$ 13,000,601	$ 11,242,208	$ 9,453,041